12. Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Note 12. Income Taxes

The Company prepares its federal income tax return on a consolidated basis. Federal income taxes are allocated to members of the consolidated group based on taxable income. As a result of the Tax Cuts and Jobs Act signed into law on December 22, 2017, the federal corporate income tax rate decreased from 35% to 21% effective January 1, 2018. Deferred tax expense and total income tax expense were impacted by a one-time charge of $410,304 for the revaluation of the Company’s net deferred tax asset to reflect the 21% enacted tax rate in future periods.

Federal income tax expense for the years ended December 31 was as follows:

	2017	2016

Currently paid or payable	$2,124,999	$2,096,474
Deferred expense (benefit)	784,331	(172,562)
Total income tax expense	$2,909,330	$1,923,912

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 34 percent primarily due to the following for the years ended December 31:

	2017	2016
Computed expense at statutory rates	$3,107,813	$2,518,785
Tax exempt interest and BOLI	(484,454)	(471,900)
Disallowed interest	13,867	13,053
Partnership rehabilitation and tax credits	(549,897)	(857,359)
Low income housing investment amortization expense	278,296	482,755
NMTC amortization expense	129,078	117,439
Deferred tax asset revaluation to enacted tax rates	410,304	0
Other	4,323	121,139
	$2,909,330	$1,923,912

The deferred income tax expense (benefit) consisted of the following items for the years ended December 31:

	2017	2016
Depreciation	$12,377	$64,758
Mortgage servicing rights	(184,146)	(28,011)
Deferred compensation	281,886	(58,194)
Bad debts	652,671	(90,633)
Limited partnership amortization	(15,573)	7,865
Investment in CFSG Partners	(39,644)	13,187
Core deposit intangible	(92,715)	(92,716)
Loan fair value	(13,531)	(7,514)
OREO write down	80	6,460
Prepaid expenses	80,325	0
Revaluation effect of unrealized loss on securities AFS	45,106	0
Other	57,495	12,236
Deferred tax expense (benefit)	$784,331	$(172,562)

Listed below are the significant components of the net deferred tax asset at December 31:

	2017	2016
Components of the deferred tax asset:
Bad debts	$1,142,001	$1,794,672
Deferred compensation	20,280	302,166
Contingent liability - MPF program	17,793	45,042
OREO write down	13,860	13,940
Capital lease	32,609	63,228
Unrealized loss on securities AFS	72,859	46,765
Other	23,210	22,837
Total deferred tax asset	$1,322,612	$2,288,650

Components of the deferred tax liability:
Depreciation	231,681	219,304
Limited partnerships	36,536	52,109
Mortgage servicing rights	227,490	411,636
Investment in CFSG Partners	75,391	115,035
Core deposit intangible	0	92,715
Prepaid expenses	80,325	0
Fair value adjustment on acquired loans	8,399	21,930
Total deferred tax liability	659,822	912,729
Net deferred tax asset	$662,790	$1,375,921

US GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in other assets in the consolidated balance sheets.

ASC Topic 740, Income Taxes, defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2014 through 2017.